SUPPLEMENT DATED MARCH 16, 2007 TO THE

FIRST INVESTORS EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2007

On February 15, 2007, the Board of Trustees of the First Investors Equity Funds approved, subject to shareholder approval, an agreement under which the Smith Asset Management Group, L.P. (“Smith Group”) will serve as subadviser for the All-Cap Growth Fund (“Fund”).  A Special Meeting of Shareholders will be held on or about April 26, 2007 to approve the proposed agreement.  If approved by shareholders, the Smith Group will replace the Fund’s current subadviser, Wellington Management Company, LLP (“Wellington”), and assume the day-to-day management of the Fund, subject to supervision by the Fund’s adviser, First Investors Management Company, Inc. (“FIMCO”), and the Fund’s Board of Trustees.  Management fees paid by the Fund will not increase due to the subadviser change.

The Smith Group is a registered investment adviser under the Investment Advisers Act of 1940 that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans.  The Smith Group manages approximately $5 billion of assets and has extensive experience in managing accounts investing in multi-cap growth stocks.

If shareholders approve the proposed agreement with the Smith Group, the Smith Group will utilize a different stock selection process than Wellington.  The Smith Group begins with a general market capitalization (“market cap”) universe that includes each of the three market cap ranges - large, mid and small - and then uses risk control and valuation screens to identify companies that it believes have the best potential for earnings growth and the lowest risk of negative earnings surprises.  The Smith Group then uses fundamental research to select approximately 40 stocks from the list that it believes have the best growth and risk characteristics. While the Smith Group does not dedicate any portion of the Fund’s assets to be invested in small- or mid-cap stocks, it will generally include such stocks within the portfolio.  Once it has assembled the portfolio of stocks, the Smith Group continues to monitor these stocks for poten tial positive and negative earnings surprises.  Stocks are sold if there are signs of deteriorating growth, such as a decline in earnings quality.  All subsequent trading done by the Smith Group is initiated by a sale of an existing position.  In other words, a new stock is generally not added to the portfolio until the Smith Group has decided to eliminate a stock currently held in the portfolio.  As a result of the difference in investment style between the Smith Group and Wellington, if shareholders approve the proposed agreement with the Smith Group, it is expected that the name of the Fund will be changed to First Investors Select Growth Fund.

The principal risks of investing in the Fund, which are disclosed in the Fund’s current prospectus, will remain the same – that is, the general risks of investing in growth stocks and the additional risks of investing in small and mid-cap stocks.  However, FIMCO regards Smith Group’s investment style as somewhat less aggressive than that used by Wellington because of the Smith Group’s focus on attempting to screen out stocks that have the potential of negative earnings surprises and its sell discipline.

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SUPPLEMENT DATED MARCH 16, 2007 TO THE

FIRST INVESTORS ALL-CAP GROWTH FUND PROSPECTUS

DATED JANUARY 31, 2007

On February 15, 2007, the Board of Trustees of the First Investors Equity Funds approved, subject to shareholder approval, an agreement under which the Smith Asset Management Group, L.P. (“Smith Group”) will serve as subadviser for the All-Cap Growth Fund (“Fund”).  A Special Meeting of Shareholders will be held on or about April 26, 2007 to approve the proposed agreement.  If approved by shareholders, the Smith Group will replace the Fund’s current subadviser, Wellington Management Company, LLP (“Wellington”), and assume the day-to-day management of the Fund, subject to supervision by the Fund’s adviser, First Investors Management Company, Inc. (“FIMCO”), and the Fund’s Board of Trustees.  Management fees paid by the Fund will not increase due to the subadviser change.

The Smith Group is a registered investment adviser under the Investment Advisers Act of 1940 that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans.  The Smith Group manages approximately $5 billion of assets and has extensive experience in managing accounts investing in multi-cap growth stocks.

If shareholders approve the proposed agreement with the Smith Group, the Smith Group will utilize a different stock selection process than Wellington.  The Smith Group begins with a general market capitalization (“market cap”) universe that includes each of the three market cap ranges - large, mid and small - and then uses risk control and valuation screens to identify companies that it believes have the best potential for earnings growth and the lowest risk of negative earnings surprises.  The Smith Group then uses fundamental research to select approximately 40 stocks from the list that it believes have the best growth and risk characteristics. While the Smith Group does not dedicate any portion of the Fund’s assets to be invested in small- or mid-cap stocks, it will generally include such stocks within the portfolio.  Once it has assembled the portfolio of stocks, the Smith Group continues to monitor these stocks for poten tial positive and negative earnings surprises.  Stocks are sold if there are signs of deteriorating growth, such as a decline in earnings quality.  All subsequent trading done by the Smith Group is initiated by a sale of an existing position.  In other words, a new stock is generally not added to the portfolio until the Smith Group has decided to eliminate a stock currently held in the portfolio.  As a result of the difference in investment style between the Smith Group and Wellington, if shareholders approve the proposed agreement with the Smith Group, it is expected that the name of the Fund will be changed to First Investors Select Growth Fund.

The principal risks of investing in the Fund, which are disclosed in the Fund’s current prospectus, will remain the same – that is, the general risks of investing in growth stocks and the additional risks of investing in small and mid-cap stocks.  However, FIMCO regards Smith Group’s investment style as somewhat less aggressive than that used by Wellington because of the Smith Group’s focus on attempting to screen out stocks that have the potential of negative earnings surprises and its sell discipline.

ACP0307